CONDENSED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
Dec. 31, 2021 shares
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Operating Income (Loss) [Abstract]
Common stock, shares forfeited (in shares)	937,500